PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Composition of Property and Equipment and Related Accumulated Depreciation
	Cost				Accumulated depreciation
	Balance at	Additions	Deletions	Balance at	Balance at	Additions	Deletions	Balance at	Net book value
	beginning	during	during	end of	beginning	during	during	end of	December 31,
	of year	year	year	year	of year	year	year	year	2020	2021
	in USD thousands				in USD thousands				in USD thousands
Composition in 2021
Office furniture and equipment	207	-	-	207	109	15	-	124	98	83
Computers and communications equipment	795	68	-	863	609	69	-	678	186	185
Laboratory equipment	1,561	29	-	1,590	1,351	158	-	1,509	210	81
Leasehold improvements	2,028	-	-	2,028	1,181	244	-	1,425	847	603
	4,591	97	-	4,688	3,250	486	-	3,736	1,341	952